Post-Employment and Other Long-Term Employees Benefits - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Defined Benefit Plan Disclosure [Line Items]
Expected amortization of actuarial losses in year 2019	$ 12
Pension plans with accumulated benefit obligations in excess of plan assets, accumulated benefit obligation	952	$ 835
Pension plans with accumulated benefit obligations in excess of plan assets, fair value of plan assets	562	493
Pension plans with accumulated benefit obligations in excess of plan assets, projected benefit obligation	562	493
Defined benefit plan expense other than service cost	16	11	$ 12
Accrued benefits related to defined contribution pension plans	20	18
Annual cost of defined contribution plans	86	84	$ 77
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Pension plans with benefit obligations in excess of plan assets, benefit obligation	1,094	945
Employer contributions	21	$ 26
Expected contribution in cash	$ 23